Employee Benefit Obligations	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFIT OBLIGATIONS
Employee Benefit Obligations

26.  EMPLOYEE BENEFIT OBLIGATIONS.

26.1 General information:

The Group provides various post-employment benefits for all or some of their active or retired employees. These benefits are calculated and recorded in the financial statements according to the criteria described in Note 3.m.1, and include primarily the following:

Defined benefit plans:

•	Complementary pension: The beneficiary is entitled to receive a monthly amount that supplements the pension obtained from the respective social security system.
•

Employee severance indemnities: The beneficiary receives a certain number of contractual salaries upon retirement. Such benefit is subject to a minimum vesting service requirement period, which depending on the Group, varies within a range from 5 to 15 years.

•	Electricity: The beneficiary receives a monthly bonus to cover a portion of their billed residential electricity consumption.
•	Health benefit: The beneficiary receives health coverage in addition to that to which they are entitled to under applicable social security system.
2.2	Details, changes and presentation in financial statements:

a)    The post-employment obligations associated with the defined benefits plan as of December 31, 2018, 2017 and 2016, are as follows:

General ledger accounts:

	12-31-2018	12-31-2017	12-31-2016
	ThCh$	ThCh$	ThCh$
Post-employment obligations	56,602,664	57,081,924	59,934,127
Total	56,602,664	57,081,924	59,934,127
Total post-employment obligations, net	56,602,664	57,081,924	59,934,127

b)    The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2018, 2017 and 2016:

	For the years ended December 31,
Expense Recognized in the Statement of	2018	2017	2016
Comprehensive Income	ThCh$	ThCh$	ThCh$
Current service cost for defined benefits plan	1,920,262	2,091,205	1,899,660
Interest cost for defined benefits plan (1)	2,750,376	2,678,300	2,517,406
Past service cost	(39,060)	—	—
Expenses recognized in the Statement of Income	4,631,578	4,769,505	4,417,066
Gains (losses) from remeasurement of defined benefit plans	(37,881)	(1,716,875)	6,618,514
Total expense recognized in the Statement of Comprehensive Income	4,593,697	3,052,630	11,035,580

(1) See Note 34

c)    The balance and changes in post-employment defined benefit obligations as of and for the years ended December 31, 2018, 2017 and 2016, are as follows:

Actuarial Value of Post-employment Obligations	ThCh$
Balance at January 1, 2016	55,023,456
Current service cost	1,899,660
Net Interest cost	2,517,406
Actuarial (gains) losses from changes in financial assumptions	1,073,475
Actuarial (gains) losses from changes in experience adjustments	5,545,039
Benefits paid	(7,771,781)
Transfers of employees	1,337,621
Other	309,251
Balance at December 31, 2016	59,934,127
Current service cost	2,091,205
Net Interest cost	2,678,300
Actuarial (gains) losses from changes in financial assumptions	(1,414,201)
Actuarial (gains) losses from changes in experience adjustments	(302,674)
Benefits paid	(5,917,552)
Transfers of employees	12,719
Other	—
Balance at December 31, 2017	57,081,924
Current service cost	1,920,262
Net Interest cost	2,750,376
Actuarial (gains) losses from changes in financial assumptions	789,809
Actuarial (gains) losses from changes in experience adjustments	(827,690)
Foreign currency translation	124,929
Benefits paid	(5,469,357)
Past service cost of Defined Benefit Plan Obligations	(39,060)
Defined benefit plan obligations from business combinations	602,816
Transfers of employees	(331,345)
Balance at December 31, 2018	56,602,664

26.3 Other disclosures:

•	Actuarial assumptions:

As of December 31, 2018, 2017 and 2016, the following assumptions were used in the actuarial calculation of defined benefits:

	12-31-2018	12-31-2017	12-31-2016
Discount rates used	4.70%	5.00%	4.70%
Expected rate of salary increases	3.80%	4.00%	4.00%
Turnover rate	4.40%	4.57%	4.72%
Mortality tables	CB-H-2014 / RV-M-2014	CB-H-2014 / RV-M-2014	CB-H-2014 / RV-M-2014

•	Sensitivity

As of December 31, 2018 and 2017, the sensitivity value of the actuarial liability for post-employment benefits to variations of 100 basis points in the discount rate assumes a decrease of ThCh$4,296,927 and ThCh$4,269,704, respectively, if the rate rises, and an increase of ThCh$4,773,734 and ThCh$4,773,942, respectively, if the rate falls.

•	Future disbursements

The estimates available indicate that ThCh$5,801,478 will be disbursed for defined benefit plans in the next year. Benefit payments are made directly by the Company and its subsidiaries, as there is no trust fund established for the benefit plans and therefore no plan assets.

•	Term of commitments

The Group’s obligations have a weighted average length of 8.36 years, and the flow for benefits for the next ten years and more is expected to be as follows:

Years	ThCh$
1	5,801,478
2	4,270,340
3	4,984,423
4	4,777,882
5	4,099,105
Over 5	23,557,891